INVENTORIES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Line Items]
Cost of inventories recognised as expense during period	$ 557.2	$ 485.1
Impairment of inventories to net realizable value	2.1	2.5
Inventories	595.0	573.6
Discontinued operations
Schedule of Inventories [Line Items]
Inventories	$ 0.0	$ 55.8